Condensed Interim Consolidated Statement of Changes in Equity - USD ($)	Total	Common Shares [member]	Warrants [member]	Share-based payments reserve [member]	Accumulated Other Comprehensive Loss [member]	Accumulated Deficit [member]
Beginning balance (in shares) at Dec. 31, 2024	38,403,737	38,403,737
Beginning balance at Dec. 31, 2024	$ 135,420,286	$ 281,296,133	$ 543,601	$ 93,515,510	$ (81,361,294)	$ (158,573,664)
Deferred share units	1,750,477			1,750,477
Restricted share units	27,552,341			27,552,341
Restricted share units exercised		$ 1,321,000		(1,321,000)
Restricted share units exercised (in shares)		100,000
Option exercise	40,000	$ 120,511		(80,511)
Option exercise (in shares)		10,000
Common shares issued for equity line of credit	375,000	$ 375,000
Common shares issued for equity line of credit (in shares)		215,852
Loss and comprehensive income for the period	(25,111,306)				8,122,984	(33,234,290)
Ending balance (in shares) at Jun. 30, 2025		38,729,589
Ending balance at Jun. 30, 2025	$ 140,026,798	$ 283,112,644	543,601	121,416,817	(73,238,310)	(191,807,954)
Beginning balance (in shares) at Dec. 31, 2024	38,403,737	38,403,737
Beginning balance at Dec. 31, 2024	$ 135,420,286	$ 281,296,133	543,601	93,515,510	(81,361,294)	(158,573,664)
Ending balance (in shares) at Dec. 31, 2025	53,692,089	53,692,089
Ending balance at Dec. 31, 2025	$ 157,837,729	$ 328,544,223	5,758,671	95,624,841	(73,991,935)	(198,098,071)
Common shares issued in public financing (in shares)		7,000,000
Common shares issued in public financing	17,500,000	$ 17,500,000
Pre-funded warrants issued in public financing			45,731,700
Deferred share units	573,408			573,408
Share issuance costs	(4,272,721)	(1,182,176)	(3,090,545)
Deferred share units exercised		$ 582,810		(582,810)
Deferred share units exercised (in shares)		80,250
Restricted share units	2,166,474			2,166,474
Restricted share units exercised		$ 9,956,874		(9,956,874)
Restricted share units exercised (in shares)		982,550
Common shares issued for equity line of credit	375,000	$ 375,000
Common shares issued for equity line of credit (in shares)		191,326
Loss and comprehensive income for the period	$ (4,546,115)				4,674,523	(9,220,638)
Ending balance (in shares) at Jun. 30, 2026	61,946,215	61,946,215
Ending balance at Jun. 30, 2026	$ 215,365,475	$ 355,776,731	$ 48,399,826	$ 87,825,039	$ (69,317,412)	$ (207,318,709)